Customer and Commercial Financing - Summary of Customer and Commercial Financing Maturities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022
Loans to consumers [member]
DisclosureOfCustomerAndCommercialFinancingMaturities [Line Items]
Receivables Maturity Year	2025